S000091480 [Member] Investment Strategy - RJ Eagle GCM Dividend Select Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an actively managed exchange-traded fund that seeks to achieve, over a full market cycle: (1) a dividend yield that exceeds the S&P 500 Index (the “Index”) and the rate of inflation; (2) dividend growth that outpaces inflation; and (3) volatility equal to or below the Index. The fund’s strategy focuses on selecting high-quality, dividend-paying companies and complementing them with higher-yielding securities to achieve the fund’s primary income goal.
Under normal circumstances, the fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in dividend-paying common stocks. The fund primarily invests in approximately 25‑40 common stocks of large-capitalization U.S. and foreign companies, but also may invest in mid‑ or small-capitalization companies. The fund’s equity securities may include common stocks, depositary receipts and securities of foreign companies traded on U.S. exchanges, and may have growth and/or value characteristics. The core of the fund’s portfolio consists of high-quality large‑cap companies known for their consistent, sustainable dividend growth. These companies are typically industry leaders with strong financial health and growing earnings.
To enhance the portfolio’s yield, the fund also will invest in companies of any market capitalization with higher dividend yields, which may not meet the above criteria. These companies may include: (i) out‑of‑favor companies (i.e., companies that may be experiencing reduced popularity or declining investor interest), (ii) Master Limited Partnerships (“MLPs”), (iii) YieldCos (which own and operate income-generating assets and are designed to produce predictable cash flows), (iv) Business Development Companies (“BDCs”) and (v) real estate investment trusts (“REITs”). The fund’s investments may include exchange-traded funds that invest in MLPs. Investments in MLPs (or exchange-traded funds that invest in MLPs), and YieldCos will generally be limited to no more than 20% of the portfolio.
The fund may hold some cash, money market funds, exchange-traded funds, or other high-quality investments for cash management purposes, and may also hold cash in a money market deposit account at U.S. Bank, N.A., the fund’s custodian. Although the subadviser typically does not emphasize investment in any particular investment sector or industry, at times, the fund may invest a significant portion of its assets in the securities of companies in the information technology sector. However, as the sector composition of the fund’s portfolio changes over time, the fund’s exposure to the information technology sector may be lower at a future date, and the fund’s exposure to other market sectors may be higher. The fund may lend its securities to broker-dealers and other financial institutions to earn additional income. The fund is non‑diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.